Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]	Total
Beginning balance at Dec. 31, 2017		$ 0	$ 28	$ 479,637	$ 68,624	$ (4,580)	$ 543,709
Beginning balance (in shares) at Dec. 31, 2017		100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 0	$ 0	0	9,630	0	9,630
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	1,451	1,451
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	722	722
Ending balance at Mar. 31, 2018		$ 0	$ 28	479,637	78,254	(2,407)	555,512
Ending balance (in shares) at Mar. 31, 2018		100	27,983,352
Beginning balance at Dec. 31, 2017		$ 0	$ 28	479,637	68,624	(4,580)	$ 543,709
Beginning balance (in shares) at Dec. 31, 2017		100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)							0
Net income							$ 54,714
Net change in the fair value of derivatives, net of deferred tax	[2]						11,425
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]						2,799
Ending balance at Sep. 30, 2018		$ 0	$ 33	549,123	123,338	9,644	682,138
Ending balance (in shares) at Sep. 30, 2018		100	32,650,019
Beginning balance at Mar. 31, 2018		$ 0	$ 28	479,637	78,254	(2,407)	555,512
Beginning balance (in shares) at Mar. 31, 2018		100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 0	$ 0	0	24,344	0	24,344
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	7,350	7,350
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	1,042	1,042
Ending balance at Jun. 30, 2018		$ 0	$ 28	479,637	102,598	5,985	$ 588,248
Ending balance (in shares) at Jun. 30, 2018		100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)							0
Shares issued in connection with AirAsia transactions		$ 0	$ 5	69,486	0	0	$ 69,491
Shares issued in connection with AirAsia transactions (in shares)		0	4,666,667
Net income		$ 0	$ 0	0	20,740	0	20,740
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	2,624	2,624	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	1,035	1,035	[3]
Ending balance at Sep. 30, 2018		$ 0	$ 33	549,123	123,338	9,644	682,138
Ending balance (in shares) at Sep. 30, 2018		100	32,650,019
Beginning balance at Dec. 31, 2018		$ 0	$ 33	549,123	154,347	(1,393)	702,110
Beginning balance (in shares) at Dec. 31, 2018		100	32,650,019
Reclassification from prior period losses into other comprehensive loss due to adoption of new accounting guidance, net of deferred tax of $0.1 million at Dec. 31, 2018		$ 0	$ 0	0	168	(168)	0
Adjusted beginning balance at Dec. 31, 2018		0	33	549,123	154,515	(1,561)	702,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased		$ 0	$ (1)	(2,694)	0	0	(2,695)
Shares repurchased (in shares)		0	(197,592)
Net income		$ 0	$ 0	0	44,965	0	44,965
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(6,938)	(6,938)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	461	461
Ending balance at Mar. 31, 2019		$ 0	$ 32	546,429	199,480	(8,038)	737,903
Ending balance (in shares) at Mar. 31, 2019		100	32,452,427
Beginning balance at Dec. 31, 2018		$ 0	$ 33	549,123	154,347	(1,393)	702,110
Beginning balance (in shares) at Dec. 31, 2018		100	32,650,019
Reclassification from prior period losses into other comprehensive loss due to adoption of new accounting guidance, net of deferred tax of $0.1 million at Dec. 31, 2018		$ 0	$ 0	0	168	(168)	0
Adjusted beginning balance at Dec. 31, 2018		0	33	549,123	154,515	(1,561)	$ 702,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised (in shares)							258,828
Shares repurchased (in shares)							(2,010,437)
Net income							$ 150,719
Net change in the fair value of derivatives, net of deferred tax	[2]						(23,968)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]						2,781
Ending balance at Sep. 30, 2019		$ 0	$ 31	516,255	305,234	(22,748)	798,772
Ending balance (in shares) at Sep. 30, 2019		100	30,898,410
Beginning balance at Mar. 31, 2019		$ 0	$ 32	546,429	199,480	(8,038)	737,903
Beginning balance (in shares) at Mar. 31, 2019		100	32,452,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	0
Shares issued in connection with SARs exercised (in shares)		0	56,218
Shares repurchased		$ 0	$ (1)	(24,379)	0	0	(24,380)
Shares repurchased (in shares)		0	(1,470,353)
Net income		$ 0	$ 0	0	54,050	0	54,050
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(14,113)	(14,113)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	203	203
Ending balance at Jun. 30, 2019		$ 0	$ 31	522,050	253,530	(21,948)	753,663
Ending balance (in shares) at Jun. 30, 2019		100	31,038,292
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	$ 0
Shares issued in connection with SARs exercised (in shares)		0	202,610				202,610
Shares repurchased		$ 0	$ 0	(5,795)	0	0	$ (5,795)
Shares repurchased (in shares)		0	(342,492)				(342,492)
Net income		$ 0	$ 0	0	51,704	0	$ 51,704
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(2,917)	(2,917)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	2,117	2,117	[3]
Ending balance at Sep. 30, 2019		$ 0	$ 31	$ 516,255	$ 305,234	$ (22,748)	$ 798,772
Ending balance (in shares) at Sep. 30, 2019		100	30,898,410

[1]	See Note 10 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax benefit was $0.5 million and $4.4 million for the three and nine months ended September 30, 2019, respectively. The associated deferred tax expense was $0.3 million and $1.5 million for the three and nine months ended September 30, 2018, respectively.
[3]	The associated deferred tax expense was $0.3 million and $0.4 million for the three and nine months ended September 30, 2019, respectively. The associated deferred tax expense was $0.1 million and $0.2 million for the three and nine months ended September 30, 2018, respectively.